BRANDON J. CAGE

Vice President and Managing Counsel

Writer’s Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

August 24, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Protective Life Insurance Company
Protective Variable Life Separate Account
Protective Strategic Objectives II VUL
Filing Pursuant to Rule 497(j) for
File No. 333-232740; 811-07337

Commissioners:

On behalf of Protective Life Insurance Company and the Protective Variable Life Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus, as supplemented, and Statement of Additional Information being used in connection with the offering of the “Protective Strategic Objectives II VUL”, a variable life policy, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus, as supplemented, and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective Variable Life Separate Account as filed electronically with the Commission on August 19, 2026.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage